Summary of Fair Value Assumptions (Details)	12 Months Ended
Sep. 30, 2022
Disclosure Of Issued Capital [Abstract]
Risk-free interest rate	1.39%
Expected life (years)	2 years 10 months 13 days
Expected volatility	47.99%
Expected dividend yield	0.14%
Estimated forfeiture rate	0.05%